Financial Risk Management - Schedule of Liquidity Risk (Details)	Dec. 31, 2025 USD ($)
Gold Notes
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Total	$ 27,708
Liquidity Risk
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Trade, tax and other payables	232,042,000
Reclamation and closure costs	59,136,000
Lease payments	7,964,000
Total	996,921,000
Liquidity Risk | Gold Notes
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Gold notes, senior unsecured notes	91,264,000
Liquidity Risk | Senior Notes
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Gold notes, senior unsecured notes	594,000,000
Liquidity Risk | Other Contractual Commitments
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Gold notes, senior unsecured notes	12,515,000
Less than 1 year | Liquidity Risk
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Trade, tax and other payables	232,042,000
Reclamation and closure costs	712,000
Lease payments	2,269,000
Total	336,751,000
Less than 1 year | Liquidity Risk | Gold Notes
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Gold notes, senior unsecured notes	53,213,000
Less than 1 year | Liquidity Risk | Senior Notes
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Gold notes, senior unsecured notes	36,000,000
Less than 1 year | Liquidity Risk | Other Contractual Commitments
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Gold notes, senior unsecured notes	12,515,000
1 to 3 years | Liquidity Risk
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Trade, tax and other payables	0
Reclamation and closure costs	2,174,000
Lease payments	3,110,000
Total	601,335,000
1 to 3 years | Liquidity Risk | Gold Notes
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Gold notes, senior unsecured notes	38,051,000
1 to 3 years | Liquidity Risk | Senior Notes
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Gold notes, senior unsecured notes	558,000,000
1 to 3 years | Liquidity Risk | Other Contractual Commitments
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Gold notes, senior unsecured notes	0
4 to 5 years | Liquidity Risk
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Trade, tax and other payables	0
Reclamation and closure costs	0
Lease payments	1,198,000
Total	1,198,000
4 to 5 years | Liquidity Risk | Gold Notes
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Gold notes, senior unsecured notes	0
4 to 5 years | Liquidity Risk | Senior Notes
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Gold notes, senior unsecured notes	0
4 to 5 years | Liquidity Risk | Other Contractual Commitments
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Gold notes, senior unsecured notes	0
Over 5 years | Liquidity Risk
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Trade, tax and other payables	0
Reclamation and closure costs	56,250,000
Lease payments	1,387,000
Total	57,637,000
Over 5 years | Liquidity Risk | Gold Notes
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Gold notes, senior unsecured notes	0
Over 5 years | Liquidity Risk | Senior Notes
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Gold notes, senior unsecured notes	0
Over 5 years | Liquidity Risk | Other Contractual Commitments
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Gold notes, senior unsecured notes	$ 0